Accounts Receivable, Net and Accounts Receivable, Net – Related Party - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (100,535)	$ (4,306)
Provision	(122,278)	(96,229)
Write-offs	214,538
Ending balance	$ (8,275)	$ (100,535)